Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net income	$ 469.0	[1]	$ 489.9	[1]	$ 485.6	[1]
Other comprehensive (loss) income before tax:
Change in cumulative translation adjustment	(204.9)		(17.4)		28.1
Net change in unrealized components of defined benefit plans	(71.0)		97.1		(40.6)
Other comprehensive (loss) income , before tax	(275.9)		79.7		(12.5)
Benefit (cost) for taxes related to defined benefit plans	22.0		(38.3)		14.5
Other comprehensive income, net of tax	(253.9)		41.4		2.0
Comprehensive income	215.1	[1]	531.3	[1]	487.6	[1]
Less: Comprehensive income attributable to non-controlling interest	0.8		4.5		2.7
Comprehensive income attributable to controlling interest	$ 214.3		$ 526.8		$ 484.9

[1]	See Note 13 for further details - includes tax effects where applicable.